Label	Element	Value
Grayscale Bitcoin Covered Call ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.70%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $66.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.80%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/11/2025; Exercise Price: $85.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Grayscale Bitcoin Covered Call ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.70%
Grayscale Bitcoin Covered Call ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.80%
Grayscale Bitcoin Covered Call ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)